REVENUE RECOGNITION	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
REVENUE RECOGNITION
NOTE 3:-	REVENUE RECOGNITION

Deferred Revenue and Remaining Performance Obligations

The Company generates revenues from the sale of subscriptions to customers to access its AI Work platform in accordance with ASC 606. The Company recognized $324,860 and $291,230 of revenue during the six months ended June 30, 2026 (unaudited) and June 30, 2025 (unaudited), respectively, that were included in the deferred revenue balances as of January 1, 2026 and 2025, respectively.

As of June 30, 2026 (unaudited), the Company's remaining performance obligations from contracts with customers were $937,274 of which the Company expects to recognize approximately 80% as revenues over the next 12 months and the remainder thereafter.

Deferred Contract Acquisition Costs

Deferred contract acquisition costs are amortized over a period of benefit of three years. The period of benefit was estimated by considering factors such as historical customer attrition rates, the useful life of the Company’s technology, and other factors.

The following table summarizes the activity of deferred contract acquisition costs:

	Six months ended June 30,
	2026	2025
	(Unaudited)
Beginning balance	$85,808	$20,522
Capitalization of deferred contract costs	62,753	34,787
Amortization	(22,034)	(9,090)
Ending balance	$126,527	$46,219

	June 30, 2026	December 31, 2025
	(Unaudited)
Deferred contract costs, current	$54,476	$36,775
Deferred contract costs, noncurrent	72,051	49,033
Total deferred contract costs	$126,527	$85,808

Deferred contract costs, current is presented within prepaid expenses and other current assets in the condensed consolidated balance sheets. Deferred contract costs, noncurrent is presented within other long-term assets in the condensed consolidated balance sheets.